WARRANT LIABILITIES - Narrative (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
WARRANT LIABILITIES
Total cash consideration from exercise of warrants		$ 5,700
Sponsor Warrants | LCA Acquisition sponsor LP
WARRANT LIABILITIES
Number of warrants issued	5,486,784
Public warrants | Public shareholders
WARRANT LIABILITIES
Number of warrants issued	9,550,246